OPERATING LEASE	9 Months Ended
Apr. 30, 2023
Operating Lease
OPERATING LEASE

NOTE 9 – OPERATING LEASE

The Company has an office lease dated January 1, 2023, with a term of five years for 1,625 square feet at 1141 W. Randolph Street, Floor 2, Chicago, IL 60607 with 1141 W. Randolph, LLC, a company owned and controlled by Rushi Shah, CEO. The lease requires a monthly rental payment of approximately $4,062 with an annual rate adjustment of 3%.

	Balance Sheet Classification	April 30, 2023
Asset
Operating lease asset	Right of use asset	$210,454
Total lease asset		$210,454

Liability
Operating lease liability – current portion	Current operating lease liability	$37,618
Operating lease liability – noncurrent portion	Long-term operating lease liability	173,084
Total lease liability		$210,702

Lease obligations at April 30, 2023 consisted of the following:

For the year ended July 31, 2023:
2023	$12,186
2024	49,598
2025	51,090
2026	52,630
2027	54,211
Thereafter	22,865
Total payments	242,580
Amount representing interest	(31,878)
Lease obligation, net	210,702
Less current portion	(37,618)
Lease obligation – long term	$173,084

Lease expense for the nine months ended April 30, 2023, was $17,255.